Information Provided in Connection with Investments in Deferred Annuity Contracts and Signature Notes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Consolidated Statement of Cash Flows (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss)	$ 4,887	$ 2,262
Adjustments:
Increase (decrease) in insurance contract liabilities	2,907	20,023
Increase (decrease) in investment contract liabilities	35	173
(Increase) decrease in reinsurance assets excluding coinsurance transactions	893	2,269
Amortization of (premium) discount on invested assets	212	230
Other amortization	747	560
Net realized and unrealized (gains) losses and impairment on assets	8,727	(7,188)
Deferred income tax expense (recovery)	930	(331)
Restructuring charge	156
Stock option expense	10	15
Cash provided by (used in) operating activities before undernoted items	19,504	18,013
Changes in policy related and operating receivables and payables	(316)	(222)
Cash provided by (used in) operating activities	19,188	17,791
Investing activities
Purchases and mortgage advances	(101,172)	(87,224)
Disposals and repayments	82,111	70,720
Changes in investment broker net receivables and payables	(128)	227
Net cash decrease from purchase of subsidiaries and businesses	187	(10)
Cash provided by (used in) investing activities	(19,002)	(16,287)
Financing activities
(Decrease) increase in repurchase agreements and securities sold but not yet purchased	(189)	(29)
Redemption of long-term debt	(400)	(607)
Issue of capital instruments, net	597	2,209
Redemption of capital instruments	(450)	(899)
Secured borrowings from securitization transactions	250	741
Changes in deposits from Bank clients, net	1,490	261
Shareholders' dividends paid in cash	(1,788)	(1,780)
Contributions from (distributions to) non-controlling interests, net	(60)	(6)
Common shares repurchased	(478)
Common shares issued, net	59	124
Preferred shares issued, net	245
Cash provided by (used in) financing activities	(724)	14
Increase (decrease) during the year	(538)	1,518
Effect of foreign exchange rate changes on cash and short-term securities	822	(658)
Balance, beginning of year	15,098	14,238
Balance, December 31	15,382	15,098
Cash and short-term securities
Gross cash and short-term securities, beginning of year	15,965	15,151
Net payments in transit, included in other liabilities, beginning of year	(867)	(913)
Balance, beginning of year	15,098	14,238
Gross cash and short-term securities, end of year	16,215	15,965
Net payments in transit, included in other liabilities, end of year	(833)	(867)
Balance, December 31	15,382	15,098
Supplemental disclosures on cash flow information:
Interest received	10,952	10,596
Interest paid	1,212	1,118
Income taxes paid	461	1,360
MFC (Guarantor) [Member]
Operating activities
Net income (loss)	4,800	2,104
Adjustments:
Equity in net income of unconsolidated subsidiaries	(4,767)	(2,275)
Other amortization	4	4
Net realized and unrealized (gains) losses and impairment on assets	(11)	(7)
Deferred income tax expense (recovery)	11	(59)
Cash provided by (used in) operating activities before undernoted items	37	(233)
Dividends from unconsolidated subsidiary	2,700	2,700
Changes in policy related and operating receivables and payables	251	(45)
Cash provided by (used in) operating activities	2,988	2,422
Investing activities
Investment in common shares of subsidiaries	(1,284)	(2,473)
Notes receivable from subsidiaries	(23)	(16)
Cash provided by (used in) investing activities	(1,307)	(2,489)
Financing activities
Redemption of long-term debt	(400)	(600)
Issue of capital instruments, net	597	2,209
Shareholders' dividends paid in cash	(1,788)	(1,780)
Common shares repurchased	(478)
Common shares issued, net	59	124
Preferred shares issued, net	245
Notes payable to subsidiaries	83	(24)
Cash provided by (used in) financing activities	(1,682)	(71)
Increase (decrease) during the year	(1)	(138)
Effect of foreign exchange rate changes on cash and short-term securities	1	(2)
Balance, beginning of year	21	161
Balance, December 31	21	21
Cash and short-term securities
Gross cash and short-term securities, beginning of year	21	161
Balance, beginning of year	21	161
Gross cash and short-term securities, end of year	21	21
Balance, December 31	21	21
Supplemental disclosures on cash flow information:
Interest received	427	273
Interest paid	373	392
Income taxes paid	(59)	99
JHUSA (Issuer) [Member]
Operating activities
Net income (loss)	2,181	(499)
Adjustments:
Equity in net income of unconsolidated subsidiaries	(1,206)	(628)
Increase (decrease) in insurance contract liabilities	(5,273)	16,877
Increase (decrease) in investment contract liabilities	(86)	55
(Increase) decrease in reinsurance assets excluding coinsurance transactions	1,609	(1,890)
Amortization of (premium) discount on invested assets	58	24
Other amortization	225	123
Net realized and unrealized (gains) losses and impairment on assets	4,158	(2,609)
Deferred income tax expense (recovery)	679	(2,239)
Restructuring charge	43
Stock option expense		(4)
Cash provided by (used in) operating activities before undernoted items	2,388	9,210
Dividends from unconsolidated subsidiary	405	125
Changes in policy related and operating receivables and payables	(536)	(4,627)
Cash provided by (used in) operating activities	2,257	4,708
Investing activities
Purchases and mortgage advances	(38,799)	(30,645)
Disposals and repayments	35,817	26,952
Changes in investment broker net receivables and payables	(169)	182
Capital contribution to unconsolidated subsidiaries	(14)	(63)
Return of capital from unconsolidated subsidiaries	72	11
Notes receivable from parent		368
Notes receivable from subsidiaries	(61)	(10)
Cash provided by (used in) investing activities	(3,154)	(3,205)
Financing activities
Dividends paid to parent	(777)	(1,175)
Notes payable to affiliates		(201)
Cash provided by (used in) financing activities	(777)	(1,376)
Increase (decrease) during the year	(1,674)	127
Effect of foreign exchange rate changes on cash and short-term securities	353	(276)
Balance, beginning of year	3,638	3,787
Balance, December 31	2,317	3,638
Cash and short-term securities
Gross cash and short-term securities, beginning of year	4,133	4,317
Net payments in transit, included in other liabilities, beginning of year	(495)	(530)
Balance, beginning of year	3,638	3,787
Gross cash and short-term securities, end of year	2,783	4,133
Net payments in transit, included in other liabilities, end of year	(466)	(495)
Balance, December 31	2,317	3,638
Supplemental disclosures on cash flow information:
Interest received	4,381	4,391
Interest paid	92	96
Income taxes paid	286	1,084
Other subsidiaries
Operating activities
Net income (loss)	6,060	3,074
Adjustments:
Equity in net income of unconsolidated subsidiaries	(2,181)	486
Increase (decrease) in insurance contract liabilities	8,180	3,146
Increase (decrease) in investment contract liabilities	121	118
(Increase) decrease in reinsurance assets excluding coinsurance transactions	(716)	4,159
Amortization of (premium) discount on invested assets	154	206
Other amortization	518	433
Net realized and unrealized (gains) losses and impairment on assets	4,580	(4,572)
Deferred income tax expense (recovery)	240	1,967
Restructuring charge	113
Stock option expense	10	19
Cash provided by (used in) operating activities before undernoted items	17,079	9,036
Dividends from unconsolidated subsidiary	777	1,175
Changes in policy related and operating receivables and payables	(31)	4,450
Cash provided by (used in) operating activities	17,825	14,661
Investing activities
Purchases and mortgage advances	(62,373)	(56,579)
Disposals and repayments	46,294	43,768
Changes in investment broker net receivables and payables	41	45
Net cash decrease from purchase of subsidiaries and businesses	187	(10)
Notes receivables from affiliates		201
Notes receivable from parent	(83)	24
Cash provided by (used in) investing activities	(15,934)	(12,551)
Financing activities
(Decrease) increase in repurchase agreements and securities sold but not yet purchased	(189)	(29)
Redemption of long-term debt		(7)
Redemption of capital instruments	(450)	(899)
Secured borrowings from securitization transactions	250	741
Changes in deposits from Bank clients, net	1,490	261
Dividends paid to parent	(3,105)	(2,825)
Contributions from (distributions to) non-controlling interests, net	(60)	(6)
Common shares issued, net	1,284	2,473
Capital contributions by parent	14	63
Return of capital to parent	(72)	(11)
Notes payable to parent	84	26
Notes payable to subsidiaries		(368)
Cash provided by (used in) financing activities	(754)	(581)
Increase (decrease) during the year	1,137	1,529
Effect of foreign exchange rate changes on cash and short-term securities	468	(380)
Balance, beginning of year	11,439	10,290
Balance, December 31	13,044	11,439
Cash and short-term securities
Gross cash and short-term securities, beginning of year	11,811	10,673
Net payments in transit, included in other liabilities, beginning of year	(372)	(383)
Balance, beginning of year	11,439	10,290
Gross cash and short-term securities, end of year	13,411	11,811
Net payments in transit, included in other liabilities, end of year	(367)	(372)
Balance, December 31	13,044	11,439
Supplemental disclosures on cash flow information:
Interest received	7,074	6,504
Interest paid	1,677	1,202
Income taxes paid	234	177
Consolidation adjustments [Member]
Operating activities
Net income (loss)	(8,154)	(2,417)
Adjustments:
Equity in net income of unconsolidated subsidiaries	8,154	2,417
Dividends from unconsolidated subsidiary	(3,882)	(4,000)
Cash provided by (used in) operating activities	(3,882)	(4,000)
Investing activities
Investment in common shares of subsidiaries	1,284	2,473
Capital contribution to unconsolidated subsidiaries	14	63
Return of capital from unconsolidated subsidiaries	(72)	(11)
Notes receivables from affiliates		(201)
Notes receivable from parent	83	(392)
Notes receivable from subsidiaries	84	26
Cash provided by (used in) investing activities	1,393	1,958
Financing activities
Dividends paid to parent	3,882	4,000
Common shares issued, net	(1,284)	(2,473)
Capital contributions by parent	(14)	(63)
Return of capital to parent	72	11
Notes payable to affiliates		201
Notes payable to parent	(84)	(26)
Notes payable to subsidiaries	(83)	392
Cash provided by (used in) financing activities	2,489	2,042
Supplemental disclosures on cash flow information:
Interest received	(930)	(572)
Interest paid	$ (930)	$ (572)